Taxation (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Tax Expense (Benefit)

The components of tax expense (benefit) for 2018 and 2017 are as follows:

	Year ended December 31,
	2018	2017
Current tax expense	308	152
Deferred tax benefit	(167)	(286)
Total tax expense (benefit)	141	(134)

Schedule of Taxes on Items Recognized in Other Comprehensive Loss or Directly in Equity

Taxes on items recognized in “Other comprehensive income (loss)” or directly in equity in 2018 and 2017 are as follows:

	Year ended December 31,
	2018	2017
Deferred tax expense on actuarial gains on defined benefit plans	22	34
Deferred tax benefit on share of other comprehensive loss in equity method investment - may be subsequently reclassified to net earnings	(5)	-
Deferred tax benefit on share of other comprehensive loss in equity method investments - will not be reclassified to net earnings	(14)	-
Deferred tax expense on share-based payments	4	19
Current tax benefit on share-based payments	(15)	(14)

Schedule of Reconciliation of Income Tax Expense Benefit

Below is a reconciliation of income taxes calculated at the Canadian corporate tax rate of 26.5% to the tax expense (benefit) for 2018 and 2017:

	Year ended December 31,
	2018	2017
Income before tax	321	503
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	85	133
Effects of:
Income taxes recorded at rates different from the Canadian tax rate	(135)	(255)
Tax losses for which no benefit is recognized	3	42
Net non-deductible (non-taxable) foreign exchange and other losses (gains)	(100)	105
Tax on restructuring activities associated with the Financial & Risk transaction	207	-
Provision for uncertain tax provisions(1)	229	8
Recognition of tax losses that arose in prior years(1)	(159)	-
Impact of tax law changes(2)	5	(199)
Other adjustments related to prior years	(2)	18
Withholding taxes	1	4
Other differences	7	10
Total tax expense (benefit)	141	(134)

(1) 2018 includes impacts of the Financial & Risk transaction and uncertainties related to the U.S. Tax Cuts and Jobs Act of 2017. The provision is largely offset by the recognition of deferred tax assets for tax losses that arose in prior years that are available to mitigate various exposures.

(2) 2017 includes a $205 million deferred tax benefit related to the impact of the U.S. Tax Cuts and Jobs Act of 2017.